DEFERRED COMPENSATION PLAN	12 Months Ended
Dec. 31, 2012
DEFERRED COMPENSATION PLAN
DEFERRED COMPENSATION PLAN

NOTE 13 — DEFERRED COMPENSATION PLAN

Prior to the recapitalization in 2004, as an incentive to retain key members of management and directors, the Corporation established a deferred compensation plan, with benefits based on the number of years the individuals have served the Corporation.  This plan was discontinued and no longer applies to current officers and directors.  A liability was recorded on a present value basis and discounted using the rates in effect at the time the deferred compensation agreement was entered into.  The liability may change depending upon changes in long-term interest rates.  The liability at December 31, 2012 and 2011, for vested benefits under this plan, was $.545 million and $.638 million, respectively.  These benefits were originally contracted to be paid over a ten to fifteen-year period.  The final payment is scheduled to occur in 2023.  The deferred compensation plan is unfunded; however, the Bank maintains life insurance policies on the majority of the plan participants.  The cash surrender value of the policies was $1.545 million and $1.626 million at December 31, 2012 and 2011, respectively.  Deferred compensation expense for the plan was $30,000, $35,000, and $43,000 for 2012, 2011, and 2010, respectively.